DERIVATIVE WARRANT LIABILITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure Text Block [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The underlying assumptions used in the binomial model to determine the fair value of the derivative warrant liability were:

	September 21, 2016	September 30, 2016
Current stock price	$1.20	$1.91
Risk-free interest rate	0.92%	0.77%
Expected dividend yield	--	--
Expected term (in years)	3.0	3.0
Expected volatility	146%	146%
Number of iterations	5	5

The underlying assumptions used in the binomial model to determine the fair value of the derivative warrant liability were:

	May 1, 2015	May 4, 2015	December 31, 2014
Current stock price	$3.75	$3.50	$5.02
Exercise price of warrant	$4.00	$4.00	$4.00
Risk-free interest rate	0.60%	0.60%	0.60%
Expected dividend yield	--	--	--
Expected term (in years)	1.8	1.8	3.0
Expected volatility	133%	133%	129%
Early exercise factor	1.33	1.33	1.33

Derivative Instruments, Gain (Loss) [Table Text Block]	Changes in the derivative warrant liability were as follows:

January 1, 2016	$--
Initial fair value of warrants issued	9,354,000
Increase in fair value	6,032,000
September 30, 2016	$15,386,000

Changes in the derivative warrant liability and cumulative expense since inception are as follows:

	Liability	Cumulative Expense (Gain)
January 1, 2014	$--	$--
Fair value of warrants issued	1,368,908	868,908
Increase in derivative liability resulting from anti-dilution provision in agreement, with Full Circle	153,994	153,994
Increase in the fair value of warrant liability	2,371,002	2,371,002
December 31, 2014	3,893,904	3,393,904
Increase in the fair value of warrant liability	14,010	14,010
Reclassification to APIC for shares issued for Full Circle as a result of warrant exercises, net of cash received	(3,683,270)	--
Gain on settlement of derivative	(224,644)	(224,644)
Balance after all warrants were exercised	$--	$3,183,270

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
The initial fair value of the derivative warrant liability was recorded as follows:

Extinguishment of debt	$1,715,000
Interest expense	5,189,000
Debt discount	2,450,000
Initial fair value of warrants issued	$9,354,000